NOMURA ETF TRUST

(the “Trust”)

Supplement to the July 29, 2025 Statutory Prospectus

for the Nomura Tax-Free USA ETF (the “Fund”), as supplemented

(the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.

The following changes are effective as of December 1, 2025.

●	As disclosed in a previous supplement, all references to etf.macquarie.com as the Trust website are hereby deleted and replaced with the following:

global.nomuraassetmanagement.com/investments/etf

●	Additionally, the following replaces the first six sentences of the section entitled “Who manages the Fund – Investment manager”:

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Funds’ investment manager. The Manager is a series of Nomura Investment Management Business Trust (NIMBT), which is a Delaware statutory trust and Securities and Exchange Commission (SEC) registered investment adviser. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes NIMBT and its Delaware Management Company series.

●	All other references and disclosures relating to Macquarie Bank, Macquarie Asset Management, Macquarie Investment Management Business Trust and any other Macquarie Group company are hereby deleted in their entirety.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated January 15, 2026.

NOMURA ETF TRUST

(the “Trust”)

Supplement to the July 29, 2025 Statement of Additional Information

for the Nomura Tax-Free USA ETF (the “Fund”), as supplemented

(the “SAI”)

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. Capitalized terms not otherwise defined in this Supplement have the same meaning as in the SAI.

The following changes are effective as of December 1, 2025.

●	As disclosed in a previous supplement, all references to etf.macquarie.com as the Trust website are hereby deleted and replaced with the following:

global.nomuraassetmanagement.com/investments/etf

●	Additionally, the following replaces the first two paragraphs of the section entitled “Investment Manager and Other Service Providers – Investment Manager”:

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Funds’ investment manager. The Manager is a series of NIMBT, which is a Delaware statutory trust and SEC registered investment adviser. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes NIMBT and its Delaware Management Company series.

●	All other references and disclosures relating to Macquarie Bank, Macquarie Asset Management, Macquarie Investment Business Trust and any other Macquarie Group company are hereby deleted in their entirety.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated January 15, 2026.